Share-Based Compensation	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Information on share warrants activity is as follows for 2022:

Grant Date	Type	BSAs issued	BSAs outstanding as of January 1, 2022	BSAs awarded	BSAs exercised	BSAs cancelled/forfeited	BSAs outstanding as of December 31, 2022	BSAs exercisable as of December 31, 2022
31/10/2019	BSA 2019	35,070	35,070	0	0	0	35,070	35,070
06/12/2017	BSA 2017-A	18,345	18,345	0	0	18,345	0	0
06/12/2017	BSA 2017-B	18,345	18,345	0	0	18,345	0	0
TOTAL			71,760	0	0	36,690	35,070	35,070

Disclosure of share-based payment arrangements [text block]	Share-based compensation
Financial detail
Share-based compensation granted to employees and executive officers corresponds to stock options and free shares.
Share-based compensation granted to board members and consultants corresponds to share warrants. For the measurement of this share-based compensation, the Group determined that under IFRS its consultants were not equivalent to employees.
Under these programs, holders of vested instruments are entitled to subscribe to shares of the Company at a predetermined exercise price. All of the plans are equity settled.
In 2023 and 2022, only SO and AGA plans were granted as share-based compensation.
The expense recognized during 2023 pursuant to IFRS 2 was €578 (compared to €245 at December 31, 2022 and €470 at December 31, 2021).
The table below shows the share-based compensation by plan:

Share-based compensation - expense	Year ended
(in € thousands)	2021/12/31	2022/12/31	2023/12/31
SO 2018	186	—	—
SO US 2018	24	—	—
AGA S 2019	39	50	—
AGA D 2019	16	6	—
SO 2019	105	(21)	—
SO 2019 - US	(11)	(16)	—
BSA 2019	—	—	—
SO US 2019	(7)	—	—
SO D 2020	14	14	14
SO C 2020	40	40	40
SO US 2020	19	19	(7)
AGA S 2021	29	32	34
AGA D 2021	5	7	7
SO D 2021	2	13	12
SO C2021	9	55	50
SO US 2021	2	9	9
AGA S 2022	—	11	49
AGA D 2022	—	2	11
SO D 2022	—	4	18
SO C 2022	—	17	83
SO US 2022	—	4	18
SO SU 2022	—	—	4
AGA S 2023	—	—	47
AGA D 2023	—	—	12
SO D 2023	—	—	31
SO C 2023	—	—	104
SO US 2023	—	—	27
SO SU 2023	—	—	16
TOTAL	470	245	578
Share warrants
The following table summarizes the data relating to share warrants and the assumptions used for the measurement thereof, in accordance with IFRS 2—Share-based Payment:

Share warrants (BSA)	2019	2017
	BSA 2019	BSA 2017-A	BSA 2017-B
Option pricing model	Black Scholes
Fair value per IFRS 2	€0.75	€3.78	€3.81
Issue price	€1.23	€2.00	€2.00
Exercise price	€12.32	€19.97	€19.97
Expected volatility	40.0%	36.4%	35.7%
End of exercise period	2024/05/31	2022/06/30	2022/07/15
Expected dividends	0%	0%	0%
Risk free interest rate	0%	0%	0%
Conversion ratio	1:1	1:1	1:1
The services performed by the consultants are mainly:
•to evaluate product development plans and propose, if necessary, changes to strategic or technical approaches;
•to advise the Company's management and the Scientific Board in identifying strategies and selecting drug candidates, based in particular on the scientific results obtained by the Group (new therapeutic targets, new compounds); and
•to assist and advise the Group in its alliance strategies, such as external growth-supporting synergies (acquisition of new competencies and the purchase of operating rights, drug candidates and innovative technologies, etc.)
Information on share warrants activity is as follows for 2023:

Grant Date	Type	BSAs issued	BSAs outstanding as of January 1, 2023	BSAs awarded	BSAs exercised	BSAs cancelled/forfeited	BSAs outstanding as of December 31, 2023	BSAs exercisable as of December 31, 2023
31/10/2019	BSA 2019	35,070	35,070	0	0	0	35,070	35,070
TOTAL			35,070	0	0	0	35,070	35,070
Information on share warrants activity is as follows for 2022:

Grant Date	Type	BSAs issued	BSAs outstanding as of January 1, 2022	BSAs awarded	BSAs exercised	BSAs cancelled/forfeited	BSAs outstanding as of December 31, 2022	BSAs exercisable as of December 31, 2022
31/10/2019	BSA 2019	35,070	35,070	0	0	0	35,070	35,070
06/12/2017	BSA 2017-A	18,345	18,345	0	0	18,345	0	0
06/12/2017	BSA 2017-B	18,345	18,345	0	0	18,345	0	0
TOTAL			71,760	0	0	36,690	35,070	35,070
Free shares (actions gratuites attribuées or AGA)
The following table summarizes the data relating to free shares and the assumptions used for the measurement thereof, in accordance with IFRS 2—Share-based Payment:

Free Shares (AGA)	2023	2022	2021		2019
	AGA D & S 2023	AGA D & S 2022	AGA S 2021	AGA D 2021	AGA D & S 2019
Option pricing model	Monte Carlo
Fair value per IFRS 2	€4.05	€4.08	€4.00	€4.15	€17.06
Grant date	03/10/2023	10/14/2022	03/30/2021	03/17/2021	07/18/2019
Share price at grant date	€4.05	€4.08	€4.00	€4.15	€17.06
Expected volatility	84.3%	50%	51%	51%	40.2%
Vesting period	From 03/10/2023 to 03/13/2026	From 10/14/2022 to 10/16/2025	From 03/30/2021 to 03/31/2024	From 03/17/2021 to 03/31/2024	From 07/18/2019 to 09/16/2022
Expected dividends	0%	0%	0%	0%	0%
Risk free interest rate	3.06%	2.24%	-0.59%	-0.59%	0%
Conversion ratio	1:1	1:1	1:1	1:1	1:1
Expected employee turnover	0%	0%	0%	0%	0%
The final allocation of free shares is subject to continued employment with the Group and performance conditions.
Information on free shares activity is as follows for 2023:

Grant Date	Type	AGAs issued	AGAs outstanding as of January 1, 2023	AGAs awarded	AGAs vested	AGAs cancelled/ forfeited	AGAs outstanding as of December 31, 2023
03/13/2023	AGA S 2023	30,900		30,900		2,300	28,600
03/13/2023	AGA D 2023	10,000		10,000			10,000
10/14/2022	AGA S 2022	39,200	38,900			2,400	36,500
10/14/2022	AGA D 2022	20,000	20,000				20,000
03/30/2021	AGA S 2021	32,400	26,300			300	26,000
03/17/2021	AGA D 2021	15,000	15,000				15,000
TOTAL			100,200	40,900	0	5,000	136,100

Information on free shares activity is as follows for 2022:

Grant Date	Type	AGAs issued	AGAs outstanding as of January 1, 2022	AGAs awarded	AGAs vested	AGAs cancelled/ forfeited	AGAs outstanding as of December 31, 2022
10/14/2022	AGA S 2022	39,200		39,200		300	38,900
10/14/2022	AGA D 2022	20,000		20,000			20,000
03/30/2021	AGA S 2021	32,400	29,000			2,700	26,300
03/17/2021	AGA D 2021	15,000	15,000				15,000
07/18/2019	AGA S 2019	17,556	10,782		10,782		0
07/18/2019	AGA D 2019	19,070	13,068		8,712	4,356	0
TOTAL			67,850	59,200	19,494	7,356	100,200
Stock options (options de souscription d'actions or SO)
The following tables summarize the data relating to stock options and the assumptions used for the measurement thereof, in accordance with IFRS 2—Share-based Payment:

Stock options (SO)	2023
	SO SU 2023	SO D 2023	SO C 2023	SO US 2023
Option pricing model	Black Scholes
Fair value per IFRS 2	€2.39	€2.19	€2.39	€2.19
Grant date	3/13/2023	3/13/2023	3/13/2023	3/13/2023
Share price at grant date	€4.00	€4.00	€4.00	€4.00
Exercise price	€3.26	€4.07	€3.26	€4.05
Expected volatility	83.74%	83.74%	83.74%	83.74%
Vesting period	From 03/13/2023 to 03/13/2026
Exercise period	From 03/14/2023 to 03/13/2033
Expected dividends	0%	0%	0%	0%
Risk free interest rate	2.75%	2.75%	2.75%	2.75%
Conversion ratio	1:1	1:1	1:1	1:1
Expected employee turnover	0%	0%	0%	0%

Stock options (SO)	2022				2021
	SO SU 2022	SO D 2022	SO C 2022	SO US 2022	SO D 2021	SO C 2021	SO US 2021
Option pricing model	Black Scholes
Fair value per IFRS 2	€1.40	€1.57	€1.90	€1.56	€1.06	€1.30	€1.07
Grant date	12/2/2022	10/17/2022	10/17/2022	10/17/2022	10/20/2021	10/20/2021	10/20/2021
Share price at grant date	€3.46	€4.16	€4.16	€4.16	€3.24	€3.24	€3.24
Exercise price	€2.95	€3.91	€3.12	€3.94	€3.26	€2.61	€3.22
Expected volatility	49.0%	50.0%	50.0%	50.0%	50.0%	50.0%	50.0%
Vesting period	From 3/12/2022 to 3/12/2025	From 17/10/2022 to 17/10/2025			From 20/10/2021 to 20/10/2024
Exercise period	From 3/12/2022 to 3/12/2032	From 18/10/2025 to 17/10/2032			From 21/10/2024 to 21/10/2031
Expected dividends	0%	0%	0%	0%	0%	0%	0%
Risk free interest rate	2.1%	2.24%	2.24%	2.24%	-0.6%	-0.6%	-0.6%
Conversion ratio	1:1	1:1	1:1	1:1	1:1	1:1	1:1
Expected employee turnover	0%	0%	0%	0%	0%	0%	0%

Stock options (SO)	2020			2019
	SO D 2020	SO C 2020	SO US 2020	SO 2019	SO US 1 2019	SO US 2 2019
Option pricing model	Black Scholes
Fair value per IFRS 2	€1.16	€1.46	€1.12	€4.59	€3.67	€3.23
Grant date	12/31/2020	12/31/2020	12/31/2020	7/18/2019	7/18/2019	11/27/2019
Share price at grant date	€3.99	€3.99	€3.99	€17.06	€17.06	€14.50
Exercise price	€4.38	€3.50	€4.52	€13.99	€16.90	€14.31
Expected volatility	49.0%	49.0%	49.0%	40.0%	40.0%	40.0%
Vesting period	From 31/12/2020 to 31/12/2023			From 18/07/2019 to 16/09/2022		From 27/11/2019 to 16/01/2023
Exercise period	From 01/01/2024 to 31/12/2027			From 17/09/2022 to 17/09/2029		From 17/01/2023 to 17/01/2030
Expected dividends	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%
Risk free interest rate	-0.7%	-0.7%	-0.7%	0.0%	0.0%	0.0%
Conversion ratio	1:1	1:1	1:1	1:1	1:1	1:1
Expected employee turnover	0%	0%	0%	0%	0%	0%

Stock options (SO)	2018		2017	2016
	SO 2018	SO US 2018	SO 2017	SO 2016
Option pricing model	Black Scholes
Fair value per IFRS 2	€9.32	€6.90	€9.32	€10.30
Grant date	11/7/2018	11/7/2018	12/6/2017	12/15/2016
Share price at grant date	€22.10	€22.10	€21.95	€20.79
Exercise price	€16.00	€21.65	€17.91	€15.79
Expected volatility	44.1%	44.1%	53.7%	63.0%
Vesting period	From 07/11/2018 to 31/12/2021		From 06/12/2017 to 31/12/2020	From 15/12/2016 to 15/12/2019
Exercise period	From 01/01/2022 to 31/12/2028		From 01/01/2021 to 31/12/2027	From 16/12/2019 to 16/12/2026
Expected dividends	0%	0%	0%	0%
Risk free interest rate	0.0%	0.0%	0.0%	0.0%
Conversion ratio	1:1	1:1	1:1	1:1
Expected employee turnover	15%	15%	15%	15%
In 2019, the Group revised its estimate of the number of equity instruments expected to be vested taking into account the number of lapsed instruments noted after 4 years of successive plans. As a result, GENFIT revised the turnover rate assumption, which was estimated at 15%, to a rate of 0%, taking into account recent observations and the actual number of lapsed instruments at each closing.
Definitive vesting is subject to continued employment with the Group and performance conditions.
Information on stock options activity is as follows for 2023:

Grant Date	Type	SO issued	SO outstanding as of January 1, 2023	SO awarded	SO cancelled/ forfeited	SO exercised	SO outstanding as of December 31, 2023	SO exercisable as of December 31, 2023
03/13/2023	SO SU 2023	16,300		16,300			16,300
03/13/2023	SO D 2023	35,000		35,000			35,000
03/13/2023	SO C 2023	108,700		108,700			108,700
03/13/2023	SO US 2023	30,200		30,200			30,200
02/12/2022	SO SU 2022	8,750	8,750				8,750	0
10/17/2022	SO D 2022	35,000	35,000				35,000	0
10/17/2022	SO C 2022	131,000	131,000				131,000	0
10/17/2022	SO US 2022	34,625	34,625				34,625	0
10/20/2021	SO D 2021	35,000	35,000				35,000	0
10/20/2021	SO C 2021	134,375	124,375		4,000		120,375	0
10/20/2021	SO US 2021	32,500	25,000				25,000	0
12/31/2020	SO D 2020	35,000	35,000				35,000	35,000
12/31/2020	SO C 2020	103,750	81,250				81,250	81,250
12/31/2020	SO US 2020	56,250	50,000		22,500		27,500	27,500
07/18/2019	SO 2019	107,880	51,343				51,343	51,343
07/18/2019	SO US 1 2019	30,620	5,113				5,113	5,113
11/07/2018	SO 2018	122,000	68,329				68,329	68,329
11/07/2018	SO US 2018	17,500	9,713				9,713	9,713
12/06/2017	SO 2017-1	64,164	43,212				43,212	43,212
12/06/2017	SO 2017-2	32,086	17,765				17,765	17,765
12/15/2016	SO 2016-1	41,917	34,398				34,398	34,398
12/15/2016	SO 2016-2	20,958	15,308				15,308	15,308
TOTAL			805,181	190,200	26,500	0	968,881	388,931
Information on stock options activity is as follows for 2022:

Grant Date	Type	SO issued	SO outstanding as of January 1, 2022	SO awarded	SO cancelled/ forfeited	SO exercised	SO outstanding as of December 31, 2022	SO exercisable as of December 31, 2022
02/12/2022	SO SU 2022	8,750		8,750			8,750	0
10/17/2022	SO D 2022	35,000		35,000			35,000	0
10/17/2022	SO C 2022	131,000		131,000			131,000	0
10/17/2022	SO US 2022	34,625		34,625			34,625	0
10/20/2021	SO D 2021	35,000	35,000				35,000	0
10/20/2021	SO C 2021	134,375	134,375		10,000		124,375	0
10/20/2021	SO US 2021	32,500	25,000				25,000	0
12/31/2020	SO D 2020	35,000	35,000				35,000	0
12/31/2020	SO C 2020	103,750	81,250				81,250	0
12/31/2020	SO US 2020	56,250	50,000				50,000	0
07/18/2019	SO 2019	107,880	77,015		25,672		51,343	51,343
07/18/2019	SO US 1 2019	30,620	7,670		2,557		5,113	5,113
11/07/2018	SO 2018	122,000	68,329				68,329	68,329
11/07/2018	SO US 2018	17,500	9,713				9,713	9,713
12/06/2017	SO 2017-1	64,164	43,212				43,212	43,212
12/06/2017	SO 2017-2	32,086	17,765				17,765	17,765
12/15/2016	SO 2016-1	41,917	34,398				34,398	34,398
12/15/2016	SO 2016-2	20,958	15,308				15,308	15,308
TOTAL			634,035	209,375	38,229	0	805,181	245,181
Performance conditions
The SO and SO US stock option plans as well as certain free share plans (AGA "D") implemented in 2016, 2017, 2018 and 2019 are subject to internal performance conditions related to the progress of the Group's research and development programs, and to external performance conditions related to the evolution of the Company's stock price.
The other free share plans (AGA "S") and SO plans implemented starting in 2020 are subject only to internal performance conditions.
Performance conditions of 2023 plans

Plans	Nature of performance conditions
SO D 2023 SO C 2023 SO US 2023 SO SU 2023 AGA S 2023 AGA D 2023 Evaluation date for performance conditions: 3/13/2026
Internal conditions - a) 50% of the instruments SO D 2023/SO C 2023/SO US 2023/ SO SU 2023/AGA S 2023 will be exercisable or definitively vest, and 5,000 of the Free Shares for the AGA D 2023 will be vest, if during 2023 and then at any time during the Vesting Period, 2 new R&D programs (at the rate of one-half of these 2023 instruments per new program), join the Company’s R&D pipeline (as evaluated at December 31, 2022) ; and that these programs are at the clinical development stage at the time they join the pipeline or that they later enter this stage, following: (i) A business development transaction (in-licensing, M&A, etc.) or, (ii) Identification of new opportunities resulting from in-house research (program going from preclinical development stage to clinical development stage). b) 25% of the instruments SO D 2023/SO C 2023/SO US 2023/ SO SU 2023/AGA S 2023 will be exercisable or definitively vest, and 2,500 of the Free Shares for the AGA D 2023 will vest, if at least one of the two following conditions related to development of elafibranor in PBC is met: (i) Filing of the Marketing Authorization Application in the fourth quarter of 2023 (in Europe or the United States); (ii) Marketing Authorization obtained in 2024 (in Europe or the United States). c) 15% of the instruments SO D 2023/SO C 2023/SO US 2023/ SO SU 2023/AGA S 2023 will be exercisable or definitively vest, and 1,500 of the Free Shares for the AGA D 2023 will vest, if at least one of the two following conditions related to the development of the ACLF program is met: (i) VS-01 in ACLF: top-line results from the Phase 2 study obtained in 2024 or communication of final results on the Phase 2 study in 2025; (ii) NTZ : start of a Phase 2 clinical trial in the second half of 2023. d) 10% of the instruments SO D 2023/SO C 2023/SO US 2023/ SO SU 2023/AGA S 2023 will be exercisable or definitively vest, and 1,000 of the Free Shares for the AGA D 2023 will vest, if intermediate results in the Phase 1b/2 of GNS561 are obtained in the fourth quarter 2024 or final results obtained in 2025.
External conditions - Each applicable portion of all 10,000 Free Shares under the AGA D 2023 plan, as each Internal Conditions above is met, is then subject to the External Condition according to the methods described below. The degree of fulfillment of the External Condition relating to the Company's stock market price will be determined according to the relative performance of GENFIT shares. Each applicable portion of all 10,000 Free Shares under the AGA D 2023 plan, as each Internal Conditions above is met, will be definitively acquired per the following conditions: (a) No AGA D 2023 shall vest if the Final Price is strictly lower than the Initial Price; (b) If the Final Price is between (i) a value equal to or greater than the Initial Price and (ii) a value lower than the Ceiling Price, the number of AGA D 2023 definitively allocated will be equal to: [(Final Price / Initial Price) -1] x 1/2 of the number of AGA D 2023 instruments (c) All AGA D 2023 if the Final Price is equal to or higher than the Ceiling Price. The notions of “Final Price”, “Initial Price” and “Ceiling Price” are defined in the plan regulations.

Performance conditions of 2022 plans

Plans	Nature of performance conditions
SO D 2022 SO C 2022 SO US 2022 SO SU 2022 AGA S 2022 AGA D 2022 Evaluation date for performance conditions: - 10/17/2025 for SO D 2022/SO C 2022/SO US 2022/AGA S 2022/AGA D 2022 - 12/3/2025 for SO SU 2022
Internal conditions - a) 50% of the instruments SO D 2022/SO C 2022/SO US 2022/ SO SU 2022/AGA S 2022 will be exercisable or definitively vest, and 10,000 of the Free Shares for the AGA D 2022 will vest, if during the 2022 financial year and then at any time during the Vesting Period, 3 new R&D programs (at the rate of one third of these 2022 instruments per new program) complete the Company's R&D program portfolio (as it was at 12/31/2021); that these programs are at the so-called clinical development stage when this addition is made or that they reach this stage afterwards and that this addition originates: (i) a business-development operation (licensing-in, M&A, etc.), or (ii) the identification of new opportunities resulting from internal research (repositioning). b) 25% of the instruments SO D 2022/SO C 2022/SO US 2022/ SO SU 2022/AGA S 2022 will be exercisable or definitively vest, and 5,000 of the Free Shares for the AGA D 2022 will vest, if at least one of the following three conditions relating to the development of the elafibranor development program is fulfilled: (i) obtaining the main results of the first part of the ELATIVE® trial in the second quarter of 2023; (ii) filing of a Marketing Authorization Application for elafibranor in the second half of 2023; (iii) marketing authorization for elafibranor in 2024. c) 15% of the instruments SO D 2022/SO C 2022/SO US 2022/ SO SU 2022/AGA S 2022 will be exercisable or definitively vest, and 3,000 of the Free Shares for the AGA D 2022 will vest, if at least one of the following two conditions relating to the development of the NTZ program in the ACLF is fulfilled: (i) First clinical results in 2022; (ii) Start of a Phase 2 clinical trial in the first half of 2023. d) 10% of instruments SO D 2022/SO C 2022/SO US 2022/ SO SU 2022/AGA S 2022 will be exercisable or definitively vest, and 2,000 of the Free Shares for the AGA D 2022 will vest, if as part of the development of the GNS561 program, a Phase 2b trial starts in the first half of 2023.
External conditions - Each applicable portion of all 20,000 Free Shares under the AGA D 2022 plan, as each Internal Conditions above is met, is then subject to the External Condition according to the methods described below. The degree of fulfillment of the External Condition relating to the Company's stock market price will be determined according to the relative performance of GENFIT shares. Each applicable portion of all 20,000 Free Shares under the AGA D 2022 plan, as each Internal Conditions above is met, will be definitively acquired per the following conditions: (a) No AGA D 2022 shall vest if the Final Price is strictly lower than the Initial Price; (b) If the Final Price is between (i) a value equal to or greater than the Initial Price and (ii) a value lower than the Ceiling Price, the number of AGA D 2022 definitively allocated will be equal to:[(Final Price / Initial Price) -1] x 1/2 of the number of AGA D 2022 instruments (c) All AGA D 2022 if the Final Price is equal to or higher than the Ceiling Price. The notions of “Final Price”, “Initial Price” and “Ceiling Price” are defined in the plan regulations.